Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	March 31, 2015	December 31, 2014
Machinery and equipment	$1,358	$1,357
Computer equipment	306	294
Office equipment	203	203
Leasehold improvements	756	756
Construction in progress	2	—

	2,625	2,610
Less: accumulated depreciation and amortization	(1,995)	(1,896)

Property and equipment, net	$630	$714

Depreciation expenses for the three months ended March 31, 2015 and 2014 were $99,000 and $101,000, respectively.

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2014	December 31, 2013
Machinery and equipment	$1,357	$1,170
Computer equipment	294	246
Office equipment	203	203
Leasehold improvements	756	745

	2,610	2,364
Less: accumulated depreciation and amortization	(1,896)	(1,534)

Property and equipment, net	$714	$830

Depreciation expense for the years ended December 31, 2014 and 2013 were $396,000 and $403,000, respectively.